Net Loss Per Share Attributable to Common Stockholders - Schedule of basic and diluted net loss per share attributable to common stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (6,552)	$ (12,678)	$ (6,560)
Redeemable convertible preferred stock dividends (undeclared and cumulative)	(1,884)	(1,579)	(1,014)
Net loss attributable to common stockholders	$ (8,436)	$ (14,257)	$ (7,574)
Denominator:
Weighted average shares outstanding, basic and diluted	3,716,526	3,716,526	3,716,526
Net loss per share attributable to common stockholders, basic and diluted	$ (2.27)	$ (3.84)	$ (2.04)